Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 20, 2024
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 20, 2024
Effective Date	dei_DocumentEffectiveDate	May 20, 2024
Prospectus Date	rr_ProspectusDate	Dec. 21, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A